FINANCIAL ASSETS AT FVTPL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Current:
Total	$ 21,287	$ 7
Wealth management product
Current:
Total	$ 21,287	$ 7
Redemption period (in months)	3 months